Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expense And Other Assets Current [Abstract]
Schedule of Prepaid Expense and Other Current Assets
Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Prepaid service fees	68,913	55,683
Staff advances	20,067	17,430
Interest receivable	17,052	48,513
Receivable from disposal of subsidiaries	—	8,470
Others	11,116	11,798

	117,148	141,894